S000001260 [Member] Investment Objectives and Goals - TAX-EXEMPT FUND	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TAX-EXEMPT FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide a high level of current income exempt from regular federal income tax by investing in municipal instruments.